REVENUE AND OTHER INCOME - Schedule of Lease and Non-Lease Components of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	$ 646,572	$ 215,799
Non-lease	783,636	533,582
Total operating revenues and other income	1,430,208	749,381
Voyage charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	601,057	166,014
Non-lease	744,907	497,981
Total operating revenues and other income	1,345,964	663,995
Time charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	45,515	49,785
Non-lease	26,276	21,451
Total operating revenues and other income	71,791	71,236
Administrative income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	0	0
Non-lease	12,453	14,150
Total operating revenues and other income	$ 12,453	$ 14,150